Document and Entity Information	Dec. 23, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	NEW YORK COMMUNITY BANCORP INC
Amendment Flag	true
Entity Central Index Key	0000910073
Document Type	8-K/A
Document Period End Date	Dec. 23, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-31565
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	615 Merrick Avenue
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	(516)
Local Phone Number	683-4100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of New York Community Bancorp, Inc. (the “Company”), dated December 23, 2020 and filed on December 28, 2020 (the “Original Form 8-K”). This Form 8-K/A is being filed to provide updated information on the compensatory arrangements with certain executive officers pursuant to Instruction 2 to Item 5.02 of Form 8-K, and amends Item 5.02 of the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NYCB
Security Exchange Name	NYSE
Bifurcated Option Note Unit Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Bifurcated Option Note Unit SecuritiES SM
Trading Symbol	NYCB PU
Security Exchange Name	NYSE
Fixed To Floating Rate Series A Noncumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	NYCB PA
Security Exchange Name	NYSE